Income taxes - Effect of Tax holiday and preferential tax rate (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares
Income taxes
The aggregate amount tax benefit(expense) of the tax holiday and preferential tax rate	¥ 15,977,099	$ 2,316,462	¥ 25,716,398	¥ 2,160,562
Aggregate effect on basic net income per share | (per share)	¥ 0.05	$ 0.01	¥ 0.08	¥ 0.01
Aggregate effect on diluted net income per share | (per share)	¥ 0.05	$ 0.01	¥ 0.08	¥ (0.01)